Short-term Investments	12 Months Ended
Dec. 31, 2018
Short-term Investments
Short-term Investments

4.    Short-term Investments

The Company’s short-term investments included cash deposits at floating rates in financial institutions with maturities of less than one year.

For the years ended December 31, 2016, 2017 and 2018, the Group recognized interest income related to its short-term investments of RMB1,522, RMB12,483 and RMB115,737  (US$16,833), respectively, in the consolidated statements of comprehensive loss.